As filed with the Securities and Exchange Commission on November 30, 2007
                                               1933 Act File No: 333-108433
                                               1940 Act File No: 811-09933

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                                     [ ]

Post-Effective Amendment No. 9                                  [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 18                                                [X]

                        (Check appropriate box or boxes.)

                      Jackson National Separate Account IV
                           (Exact Name of Registrant)

                     Jackson National Life Insurance Company
                               (Name of Depositor)

                    1 Corporate Way, Lansing, Michigan 48951
              (Address of Depositor's Principal Executive Offices)

                                 (517) 381-5500
               Depositor's Telephone Number, including Area Code:

                             Thomas J. Meyer, Esq.
              Senior Vice President, Secretary and General Counsel
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951

                     (Name and Address of Agent for Service)

                                With a Copy to:

                            Anthony L. Dowling, Esq.
                    Jackson National Life Insurance Company
                                1 Corporate Way
                               Lansing, MI 48951



It is proposed that this filing will become effective (check appropriate box)

[  ]   Immediately upon filing pursuant to paragraph (b)

[X ]   On December 3, 2007, pursuant to paragraph (b)

[  ]   60 days after filing pursuant to paragraph (a)(1)

[  ]   On [date], pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[  ]    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE: This amendment supplements the prospectus and the Statement of Additional Information. Parts B and C are also amended as indicated. The amendment does not otherwise delete, amend, or supersede any other information in the registration statement, as previously amended, including exhibits and undertakings. Accordingly, Parts A and B of Post-Effective Amendment No. 8, as filed on April 27, 2007 (Accession No. 0000927730-07-000123), as thereafter supplemented, are hereby incorporated by reference.

                        SUPPLEMENT DATED DECEMBER 3, 2007
                   TO THE PROSPECTUS DATED APRIL 30, 2007 FOR

                           PERSPECTIVE INVESTOR VUL(R)

              ISSUED BY JACKSON NATIONAL LIFE INSURANCE COMPANY(R)
                  THROUGH JACKSON NATIONAL SEPARATE ACCOUNT IV

THIS SUPPLEMENT UPDATES THE PROSPECTUS. PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE PROSPECTUS FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

*On the first page, please replace the second paragraph with the following.

     The policies currently offer 65 allocation options, including 64 variable investment options, each of which is an Investment Division of Jackson National Separate Account IV and our Fixed Account. Each Investment Division invests exclusively in shares of one of the portfolios of JNL(R) Series Trust or JNL Variable Fund LLC.

--------------------------------------------------------------------------------
*Nine new Investment Divisions of the Separate Account are available, each of which invests in the following funds - all Class B shares.

        JNL SERIES TRUST

        JNL/CAPITAL GUARDIAN INTERNATIONAL SMALL CAP FUND
        JNL/S&P COMPETITIVE ADVANTAGE FUND
        JNL/S&P DIVIDEND INCOME & GROWTH FUND
        JNL/S&P INTRINSIC VALUE FUND
        JNL/S&P TOTAL YIELD FUND

        JNL VARIABLE FUND LLC

        JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 25 FUND
        JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 30 FUND
        JNL/MELLON CAPITAL MANAGEMENT DOW(SM) DIVIDEND FUND
        JNL/MELLON CAPITAL MANAGEMENT S&P(R) 24 FUND

*Also please note the following merger.

        JNL SERIES TRUST

        JNL/Putnam Midcap Growth Fund merged into the JNL/FI Mid-Cap Equity Fund

*Also please note the following name changes.

        JNL SERIES TRUST

        JNL/AIM INTERNATIONAL GROWTH FUND (FORMERLY JNL/JPMORGAN INTERNATIONAL
         EQUITY FUND)
        JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND (FORMERLY JNL/FI
         BALANCED FUND)
        JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND
         (FORMERLY JNL/SELECT GLOBAL GROWTH FUND)
        JNL/CAPITAL GUARDIAN U.S.
         GROWTH EQUITY FUND (FORMERLY JNL/SELECT LARGE CAP GROWTH FUND) JNL/JPMORGAN MIDCAP GROWTH FUND (FORMERLY JNL/FI MID-CAP EQUITY FUND) JNL/PPM AMERICA CORE EQUITY FUND (FORMERLY JNL/PUTNAM EQUITY FUND)

MORE INFORMATION ABOUT THE ABOVE CHANGES IS AVAILABLE IN THE RESPECTIVE PROSPECTUSES (AND SUPPLEMENTS) OF THE JNL SERIES TRUST AND THE JNL VARIABLE FUND LLC.

--------------------------------------------------------------------------------
*Under CHARGES ASSESSED AGAINST THE PORTFOLIOS, under Individual Portfolio Company Annual Expenses, please replace the entire fee table and corresponding footnotes with the following.

     --------------------------------------------------------------
              INDIVIDUAL PORTFOLIO COMPANY ANNUAL EXPENSES                                                     ACQUIRED       TOTAL
                (as a percentage of average net assets)                                                        FUND FEES     ANNUAL
                                                                 MANAGEMENT AND    SERVICE        OTHER           AND      PORTFOLIO
                               FUND NAME                           ADMIN FEE A   (12B-1) FEE    EXPENSES B     EXPENSES C   EXPENSES
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     JNL/AIM International Growth                                   0.82%          0.00%         0.00%           0.00%        0.82%
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     JNL/AIM Large Cap Growth                                       0.80%          0.00%         0.00%           0.01%        0.81%
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     JNL/AIM Real Estate                                            0.82%          0.00%         0.00%           0.01%        0.83%
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     JNL/AIM Small Cap Growth                                       0.95%          0.00%         0.01%           0.00%        0.96%
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     JNL/Capital Guardian Global Balanced                           0.80%          0.00%         0.02%           0.00%        0.82%
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     JNL/Capital Guardian Global Diversified Research               0.90%          0.00%         0.01%           0.00%        0.91%
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     JNL/Capital Guardian International Small Cap                   1.10%          0.00%         0.01%           0.00%        1.11%
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     JNL/Capital Guardian U.S. Growth Equity                        0.80%          0.00%         0.01%           0.00%        0.81%
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     JNL/Credit Suisse Global Natural Resources                     0.85%          0.00%         0.01%           0.00%        0.86%
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     JNL/Credit Suisse Long/Short                                   1.00%          0.00%         0.50% D         0.00%        1.50%
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     JNL/Eagle Core Equity                                          0.73%          0.00%         0.00%           0.01%        0.74%
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     JNL/Eagle SmallCap Equity                                      0.83%          0.00%         0.01%           0.01%        0.85%
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     JNL/Franklin Templeton Global Growth                           0.90%          0.00%         0.01%           0.00%        0.91%
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     JNL/Franklin Templeton Income                                  0.90%          0.00%         0.00%           0.00%        0.90%
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     JNL/Franklin Templeton Mutual Shares                           0.85%          0.00%         0.01%           0.00%        0.86%
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     JNL/Franklin Templeton Small Cap Value                         0.95%          0.00%         0.00%           0.03%        0.98%
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     JNL/Goldman Sachs Core Plus Bond                               0.70%          0.00%         0.00%           0.00%        0.70%
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     JNL/Goldman Sachs Mid Cap Value                                0.84%          0.00%         0.01%           0.01%        0.86%
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     JNL/Goldman Sachs Short Duration Bond                          0.54%          0.00%         0.00%           0.00%        0.54%
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     JNL/JPMorgan International Value                               0.83%          0.00%         0.00%           0.01%        0.84%
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     JNL/JPMorgan MidCap Growth                                     0.80%          0.00%         0.01%           0.01%        0.82%
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     JNL/JPMorgan U.S. Government & Quality Bond                    0.58%          0.00%         0.01%           0.00%        0.59%
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     JNL/Lazard Emerging Markets                                    1.15%          0.00%         0.01%           0.02%        1.18%
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     JNL/Lazard Mid Cap Value                                       0.82%          0.00%         0.01%           0.01%        0.84%
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     JNL/Lazard Small Cap Value                                     0.85%          0.00%         0.01%           0.01%        0.87%
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     JNL/Mellon Capital Management S&P 500 Index                    0.39%          0.00%         0.01%           0.01%        0.41%
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     JNL/Mellon Capital Management S&P 400 MidCap Index             0.39%            0.00%       0.02%           0.01%        0.42%
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     JNL/Mellon Capital Management Small Cap Index                  0.39%          0.00%         0.01%           0.01%        0.41%
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     JNL/Mellon Capital Management International Index              0.45%          0.00%         0.02%           0.01%        0.48%
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     JNL/Mellon Capital Management Bond Index                       0.40%          0.00%         0.01%           0.00%        0.41%
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     JNL/Mellon Capital Management Enhanced S&P 500 Stock Index     0.59%          0.00%         0.01%           0.01%        0.61%
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     JNL/Oppenheimer Global Growth                                  0.85%          0.00%         0.01%           0.00%        0.86%
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     JNL/PIMCO Real Return                                          0.60%          0.00%         0.01%           0.00%        0.61%
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     JNL/PIMCO Total Return Bond                                    0.60%          0.00%         0.00%           0.00%        0.60%
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     JNL/PPM America Core Equity                                    0.75%          0.00%         0.01%           0.00%        0.76%
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     JNL/PPM America High Yield Bond                                0.57%          0.00%         0.00%           0.00%        0.57%
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     JNL/PPM America Value Equity                                   0.65%          0.00%         0.00%           0.00%        0.65%
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     JNL/Select Balanced                                            0.58%          0.00%         0.01%           0.01%        0.60%
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     JNL/Select Money Market                                        0.38%          0.00%         0.01%           0.00%        0.39%
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     JNL/Select Value                                               0.64%          0.00%         0.00%           0.01%        0.65%
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     JNL/T. Rowe Price Established Growth                           0.70%          0.00%         0.00%           0.00%        0.70%
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     JNL/T. Rowe Price Mid-Cap Growth                               0.81%          0.00%         0.00%           0.00%        0.81%
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     JNL/T. Rowe Price Value                                        0.75%          0.00%         0.01%           0.00%        0.76%
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     JNL/S&P Competitive Advantage                                  0.50%          0.00%         0.01%           0.00%        0.51%
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     JNL/S&P Dividend Income & Growth                               0.50%          0.00%         0.01%           0.00%        0.51%
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     JNL/S&P Intrinsic Value                                        0.50%          0.00%         0.01%           0.00%        0.51%
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     JNL/S&P Total Yield                                            0.50%          0.00%         0.01%           0.00%        0.51%
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     JNL/Mellon Capital Management Nasdaq(R) 25                     0.52%          0.00%         0.04%           0.00%        0.56%
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     JNL/Mellon Capital Management Value Line(R) 30                 0.44%          0.00%         0.15%           0.00%        0.59%
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     JNL/Mellon Capital Management Dow(SM) Dividend                 0.47%          0.00%         0.03%           0.01%        0.51%
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     JNL/Mellon Capital Management S&P(R) 24                        0.52%          0.00%         0.02%           0.01%        0.55%
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     ---------------------------------------------------------- ---------------- ------------- ------------- -----------------------
     JNL/Mellon Capital Management 25                               0.44%          0.00%         0.01%           0.00%        0.45%
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     JNL/Mellon Capital Management Select Small-Cap                 0.44%          0.00%         0.01%           0.00%        0.45%
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     JNL/Mellon Capital Management JNL 5                            0.43%          0.00%         0.01%           0.00%        0.44%
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     JNL/Mellon Capital Management VIP                              0.45%          0.00%         0.04%           0.00%        0.49%
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     JNL/Mellon Capital Management JNL Optimized 5                  0.51%          0.00%         0.04%           0.01%        0.56%
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     JNL/Mellon Capital Management S&P(R) SMid 60                   0.52%          0.00%         0.02%           0.00%        0.54%
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     JNL/Mellon Capital Management NYSE(R) International 25         0.57%          0.00%         0.05%           0.00%        0.62%
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     JNL/Mellon Capital Management Communications Sector            0.52%          0.00%         0.03%           0.00%        0.55%
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     JNL/Mellon Capital Management Consumer Brands Sector           0.52%          0.00%         0.03%           0.00%        0.55%
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     JNL/Mellon Capital Management Financial Sector                 0.52%          0.00%         0.03%           0.00%        0.55%
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     JNL/Mellon Capital Management Healthcare Sector                0.50%          0.00%         0.03%           0.00%        0.53%
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     JNL/Mellon Capital Management Oil & Gas Sector                 0.45%          0.00%         0.04%           0.00%        0.49%
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------
     JNL/Mellon Capital Management Technology Sector                0.52%          0.00%         0.03%           0.00%        0.55%
     ---------------------------------------------------------- ---------------- ------------- ------------- ------------ ----------

  A Certain Funds pay Jackson National Asset Management, LLC, the Administrator, an administrative fee for certain services provided to the Fund by the Administrator.

       The JNL/AIM International Growth Fund, the JNL/Capital Guardian International Small Cap Fund, the JNL/Capital Guardian Global Diversified Research Fund, the JNL/Capital Guardian Global Balanced Fund, the JNL/Credit Suisse Global Natural Resources Fund, the JNL/Credit Suisse Long/Short Fund, the JNL/Franklin Templeton Global Growth Fund, the JNL/JPMorgan International Value Fund, the JNL/Lazard Emerging Markets Fund, the JNL/Oppenheimer Global Growth Fund, and all of the JNL/Mellon Capital Management Funds EXCEPT the JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management Small Cap Index Fund, the JNL/Mellon Capital Management Bond Index Fund, the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, and the JNL/Mellon Capital Management NYSE(R) International 25 Fund pay an administrative fee of 0.15%.

       The JNL/S&P Competitive Advantage Fund, the JNL/S&P Dividend Income & Growth Fund, the JNL/S&P Intrinsic Value Fund and the JNL/S&P Total Yield Fund pay an administrative fee of 0.05%.

       All other Funds pay an administrative fee of 0.10%.

       The Management and Administrative Fee and the Annual Operating Expenses columns in this table reflect the inclusion of any applicable administrative fee.

  B Other expenses include registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the disinterested Trustees/Managers and of independent legal counsel to the disinterested Trustees/Managers.

  C ACQUIRED FUND FEES AND EXPENSES. The expenses shown represent the Funds' pro rata share of fees and expenses of investing in mutual funds, including money market funds used for purposes of investing available cash balances.

  D Amount includes the estimated costs associated with the Fund's short sales on equity securities. The percentage shown represents estimates for the Fund's initial year of operations and assumes that the Fund maintains short equity positions of approximately 20% of its net assets. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. Dividend expense on short sales is estimated to be 0.37% of the 0.50%. In addition, the Fund will incur fees in connection with the borrowing of securities in order to effect the short sale transactions, which is estimated to be 0.12% of the .50%. The Fund's actual dividend expenses paid and stock loan fees on securities sold short may be significantly higher or lower than the estimates above due to, among other factors, the actual extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.

--------------------------------------------------------------------------------
*Following CHARGES ASSESSED AGAINST THE PORTFOLIO, following footnote D, please replace the first paragraph with the following.

         S&P NAME. "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)" "Standard & Poor's 500," "Standard & Poor's MidCap 400 Index," "500," "Standard & Poor's MidCap 400" and "S&P MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company ("Jackson"). The JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, the JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management JNL 5 Fund, and the JNL/Mellon Capital Management VIP Fund are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in these Funds. Among the fund options considered are index funds based on the S&P 500 and other indexes that are published by S&P. S&P typically receives license fees from the issuers of such fund, some of which may be based on the amount of assets invested in the fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

*Also following CHARGES ASSESSED AGAINST THE PORTFOLIO, following footnote D, after the third paragraph please insert the following.

         JNL/Mellon Capital Management Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group ("Russell"). Russell is not responsible for and has not reviewed JNL/Mellon Capital Management Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

         Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

         Russell's publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

--------------------------------------------------------------------------------
*Under THE SEPARATE ACCOUNT, with the JNL Series Trust, please add the following information about the newly available funds.

        JNL/CAPITAL GUARDIAN INTERNATIONAL SMALL CAP FUND
           Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

               Seeks long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting primarily of equity securities of non-U.S. issuers (including
               ADRs and other U.S. registered securities) and securities whose principal markets are outside the U.S. with market capitalization of between $50 million and $2 billion at the time of purchase.

        JNL/S&P COMPETITIVE ADVANTAGE FUND
           Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

               Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500 that are, in the opinion of Standard & Poor's Investment Advisory Services LLC ("SPIAS"), profitable, predominantly higher-quality, and larger capitalization companies. In selecting the companies, SPIAS looks for companies, which are in the top decile by return on invested capital with the lowest market-to-book multiples.

        JNL/S&P DIVIDEND INCOME & GROWTH FUND
           Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

               Seeks primarily capital appreciation with a secondary focus on current income by investing approximately equal amounts in the common stock of the 30 companies, that have the highest indicated annual dividend yields ("Dividend Yield") within their sector. The three stocks with the highest Dividend Yield, are selected from each of 10 economic sectors in the S&P 500.

        JNL/S&P INTRINSIC VALUE FUND
           Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

               Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500, excluding financial companies, that are, in the opinion of Standard & Poor's Investment Advisory Services LLC ("SPIAS"), larger, predominantly higher-quality companies with strong free cash flows and low external financing needs.

        JNL/S&P TOTAL YIELD FUND
           Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

               Seeks capital appreciation by investing approximately equal amounts in the common stock of the 30 companies that have the highest S&P Total Yield (a broad measure of cash returned to shareholders and bondholders). Standard & Poor's Investment Advisory Services LLC ("SPIAS") seeks companies that are significantly reducing their debt burden and/or increasing their equity distributions.

*Also under THE SEPARATE ACCOUNT, with the JNL Series Trust, please replace the fund objectives for funds that have new sub-advisors with the following.

        JNL/AIM INTERNATIONAL GROWTH FUND (FORMERLY JNL/JPMORGAN INTERNATIONAL EQUITY FUND)
           Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

               Seeks  long-term   growth  of  capital  by  investing  in  a
               diversified portfolio of reasonably priced, quality international equity securities whose issuers are considered by the Fund's portfolio managers to have strong fundamentals and/or accelerating earnings growth.

        JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND (FORMERLY JNL/FI
        BALANCED FUND)
           Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

               Seeks income and capital growth, consistent with reasonable risk via balanced accomplishment of long-term growth of capital, current income, and conservation of principal through investments in stocks and fixed-income securities of U.S. and non-U.S. issuers. The Fund's neutral position is a 65%/35% blend of equities and fixed-income, but may allocate 55% to 75% to equities and 25% to 45% to fixed-income.

        JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND (FORMERLY JNL/SELECT GLOBAL GROWTH FUND)
           Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

               Seeks long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting of equity securities of U.S. and non-U.S. issuers. The Fund normally will invest in common stocks and preferred shares (or securities convertible or exchangeable into such securities) of companies with market capitalization greater than $1 billion at the time of purchase.

        JNL/CAPITAL GUARDIAN U.S. GROWTH EQUITY FUND (FORMERLY JNL/SELECT LARGE CAP GROWTH FUND)
           Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

               Seeks long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting primarily of equity securities of U.S. issuers and securities whose principal markets are in the U.S. (including ADRs and other U.S. registered foreign securities). The Fund normally will invest in common stocks (or securities convertible or exchangeable into common stocks) of companies with market capitalization greater than $1.5 billion at the time of purchase.

        JNL/JPMORGAN MIDCAP GROWTH FUND (FORMERLY JNL/FI MID-CAP EQUITY FUND)
           Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

               Seeks  capital   growth  over  the  long-term  by  investing
               primarily in common stocks of mid-cap companies which its sub-adviser, J.P. Morgan Investment Management Inc. ("JPMorgan"), believes are capable of achieving sustained growth. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap Growth Index stocks at the time of purchase.

        JNL/PPM AMERICA CORE EQUITY FUND (FORMERLY JNL/PUTNAM EQUITY FUND)
           Jackson National Asset Management, LLC (and PPM America, Inc.)

               Seeks long-term capital growth by investing primarily in a diversified portfolio of equity securities of domestic, large-capitalization companies. At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities.

*Also under THE SEPARATE ACCOUNT, with the JNL Variable Fund LLC, please add the following information about the newly available funds.

        JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 25 FUND
           Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

               Seeks total return by investing in the common stocks of companies that are expected to have a potential for capital appreciation by investing in common stocks of 25 companies selected from stocks included in the Nasdaq-100 Index(R).

        JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 30 FUND
           Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

               Seeks  capital  appreciation  by  investing in 30 of the 100
               common   stocks  that  Value  Line(R)  gives  a  #1  ranking  for
               Timeliness(TM).

        JNL/MELLON CAPITAL MANAGEMENT DOW(SM) DIVIDEND FUND
           Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

               Seeks to provide the potential for an above-average total return by investing approximately equal amounts in the common stock of the 25 companies included in the Dow Jones Select Dividend Index(SM) which have the best overall ranking on both the change in return on assets of the last fiscal year compared to the prior year and price-to-book on each "Stock Selection Date."

        JNL/MELLON CAPITAL MANAGEMENT S&P(R) 24 FUND
           Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

               Seeks total return through capital appreciation by investing in the common stocks of companies that have the potential for capital appreciation by investing in common stocks of 24 companies selected from a subset of stocks included in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index(R)").

*Also under THE SEPARATE ACCOUNT, with the JNL Variable Fund LLC, please replace the corresponding fund objectives with the following.

        JNL/MELLON CAPITAL MANAGEMENT 25 FUND
           Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

               Seeks  total  return   through  a  combination   of  capital
               appreciation and dividend income by investing the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange ("NYSE").

        JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND
           Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

               Seeks total return through capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of common stocks of 100 small capitalization ("small cap") companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange ("NYSE"), the American Stock Exchange ("AMEX") or The Nasdaq Stock Market ("Nasdaq"), on each Stock Selection Date.

        JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND
           Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

               Seeks  total  return   through  a  combination   of  capital
               appreciation and dividend income by investing in the common stocks of companies that are identified by a model based on 5 different specialized strategies:

               >> 20% in the Dow(SM) 10 Strategy, a dividend yielding strategy; >> 20% in the S&P(R) 10 Strategy, a blended valuation-momentum strategy;
               >> 20% in the Global 15 Strategy, a dividend yielding strategy; >> 20% in the 25 Strategy, a dividend yielding strategy and >> 20% in the Select Small-Cap Strategy, a small capitalization strategy.

        JNL/MELLON CAPITAL MANAGEMENT VIP FUND
           Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

               Seeks total return by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies:

               >>  The Dow(SM) Core 5 Strategy;
               >>  The European 20 Strategy;
               >>  The Nasdaq(R) 25 Strategy;
               >>  The S&P 24 Strategy;
               >>  The Select Small-Cap Strategy; and
               >>  The Value Line(R) 30 Strategy.

        JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND
           Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

               Seeks total return by investing in the common stocks of companies that are identified by a model based on five separate specialized strategies:

               >>  25% in the Nasdaq(R) 25 Strategy;
               >>  25% in the Value Line(R) 30 Strategy;
               >>  24% in the European 20 Strategy;
               >>  14% in the Global 15 Strategy; and
               >>  12% in the 25 Strategy.

        JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND
           Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

               Seeks  total  return   through  a  combination   of  capital
               appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Telecommunications Index.

        JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND
           Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

               Seeks  total  return   through  a  combination   of  capital
               appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Consumer Services Index.

        JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND
           Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

               Seeks  total  return   through  a  combination   of  capital
               appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Financial Index.

        JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND
           Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

               Seeks  total  return   through  a  combination   of  capital
               appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Healthcare Index.

        JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND
           Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

               Seeks  total  return   through  a  combination   of  capital
               appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Oil & Gas Index.

        JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND
           Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

               Seeks  total  return   through  a  combination   of  capital
               appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Technology Index.

--------------------------------------------------------------------------------
*Under FEDERAL TAX CONSIDERATIONS, with the subsection entitled "Owner Control," please replace the second sentence of the second paragraph with the following.

         The first difference is that the policy in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas our policy offers 64 Investment Divisions and at least one Fixed Account.


(To be used with VC5825 05/07)

                                                                    VC6210 12/07

                        SUPPLEMENT DATED DECEMBER 3, 2007
      TO THE STATEMENTS OF ADDITIONAL INFORMATION DATED APRIL 30, 2007 FOR
                           PERSPECTIVE INVESTOR VUL(R)
                            ULTIMATE INVESTOR(R) VUL
                               JNL ADVISOR VUL(R)

              ISSUED BY JACKSON NATIONAL LIFE INSURANCE COMPANY(R)
                 THROUGH JACKSON NATIONAL(R) SEPARATE ACCOUNT IV

       OR ISSUED BY JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK(R)
                        THROUGH JNLNY SEPARATE ACCOUNT IV

--------------------------------------------------------------------------------
THIS SUPPLEMENT UPDATES THE STATEMENT OF ADDITIONAL INFORMATION. PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

*Under GENERAL INFORMATION AND HISTORY, please replace the ninth paragraph with the following.

         "The Nasdaq-100(R)," "Nasdaq-100 Index(R)," "Nasdaq Stock Market(R)" and "Nasdaq(R)" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson National Life Insurance Company. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund or the JNL/Mellon Capital Management JNL Optimized 5 Fund. The JNL/Mellon Capital Management Nasdaq(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.

*Also under GENERAL INFORMATION AND HISTORY, please add the following.

         JNL/Mellon Capital Management Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group ("Russell"). Russell is not responsible for and has not reviewed JNL/Mellon Capital Management Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

         Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

         Russell's publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.





(To be used with V5789 05/07, V5889 05/07 and NV5789 05/07)

                                                                  VC6209 12/07

                                     Part C

                                Other Information

Item 26.  Exhibits

(a) Resolution of Board of Directors of Jackson National Life Insurance Company authorizing the establishment of Jackson National Life Separate Account IV, incorporated by reference to Registrant's Registration Statement on Form S-6 (File Nos. 333-36506 and 811-09933) as filed on May 8,
    2000.

(b) Not applicable.

(c) (1) Distribution Agreement between Jackson National Life Insurance Company and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Registration Statement on form N-6 (File Nos. 333-108433 and 811-09933) filed via EDGAR on September 2, 2003.

    (2) Form of Selling Agreement, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on November 25, 2003
        (File Nos. 333-108433 and 811-09933).

    (3) Form of Distribution Agreement between Jackson National Life Insurance Company of New York and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 2 filed on April 29, 2004 (File Nos. 333-108433 and 811-09933).

    (4) Amended and Restated General Distributor Agreement dated October 25, 2005, incorporated by reference to the Registrants Post-Effective Amendment No. 20 filed on December 19, 2005 (File Nos. 333-70472 and 811-08664).

(d) (1) Form of Flexible Premium Variable Life Insurance Policy, incorporated by reference to Registrant's Registration Statement on form N-6 (File Nos. 333-108433 and 811-09933) filed via EDGAR on September 2, 2003.

    (2) Form of Child Insurance Rider, incorporated by reference to Registrant's Registration Statement on form N-6 (File Nos. 333-108433 and 811-09933) filed via EDGAR on September 2, 2003.

    (3) Form of Scheduled Term Insurance Rider, incorporated by reference to Registrant's Registration Statement on form N-6 (File Nos. 333-108433 and 811-09933) filed via EDGAR on September 2, 2003.

    (4) Form of Guaranteed Minimum Death Benefit Rider, incorporated by reference to Registrant's Registration Statement on form N-6 (File Nos. 333-108433 and 811-09933) filed via EDGAR on September 2, 2003.

    (5) Form of Other Insured Term Insurance Rider, incorporated by reference to Registrant's Registration Statement on form N-6 (File Nos. 333-108433 and 811-09933) filed via EDGAR on September 2, 2003.

    (6) Form of Waiver of Monthly Deductions Rider, incorporated by reference to Registrant's Registration Statement on form N-6 (File Nos. 333-108433 and 811-09933) filed via EDGAR on September 2, 2003.

    (7) Form of Waiver of Specified Premium, incorporated by reference to Registrant's Registration Statement on form N-6 (File Nos. 333-108433 and 811-09933) filed via EDGAR on September 2, 2003.

    (8) Form of Terminal Illness Benefit Rider, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on November 25, 2003 (File Nos. 333-108433 and 811-09933).

    (9) Form of Waiver of Withdrawal Charge of Specified Conditions Rider, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on November 25, 2003 (File Nos. 333-108433 and 811-09933).

    (10) Form of Loan and Reduced Paid-Up Option Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No.
         3 filed on October 27, 2004 (File Nos. 333-108433 and 811-09933).

(e) (1) Specimen Application, incorporated by reference to Registrant's Registration Statement on form N-6 (File Nos. 333-108433 and 811-09933) filed on September 2, 2003.

    (2) Specimen Supplemental Application, incorporated by reference to Registrant's Post-Effective Amendment No. 3 filed on October 27, 2004 (File Nos. 333-108433 and 811-09933).

    (3) Flexible Premium Variable Life Insurance Premium Allocation/Benefit Selection, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on December 23, 2004 (File Nos. 333-118131 and 811-09933).

(f) (1) Articles of Incorporation of Jackson National Life Insurance Company, incorporated by reference to the Registration Statement on Form N-4 (File Nos. 333-70697 and 811-09119) filed on January 15, 1999.

    (2) Bylaws of Jackson National Life Insurance Company, incorporated by reference to Registration Statement on Form N-4 (File Nos. 333-70697 and 811-09119) filed on January 15, 1999.

(g) (1) Reinsurance Agreement between Jackson National Life Insurance Company and Security Life of Denver Insurance Company, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on April 28, 2006 (File Nos. 333-108433 and 811-09933).

    (2) Reinsurance Agreement between Jackson National Life Insurance Company and RGA Reinsurance Company, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on April 28, 2006 (File Nos. 333-108433 and 811-09933).

    (3) Reinsurance Agreement between Jackson National Life Insurance Company and Transamerica Occidental Life Insurance Company, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on April 28, 2006 (File Nos. 333-108433 and 811-09933).

    (4) Reinsurance Agreement between Jackson National Life Insurance Company and Swiss Re Life & Health America Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed on December 22, 2006 (File Nos. 333-108433 and 811-09933).

    (5) Reinsurance Agreement between Jackson National Life Insurance Company and Munich American Reassurance Company, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed on December 22, 2006 (File Nos. 333-108433 and 811-09933).

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

(k) Legal Opinion and Consent of Counsel, attached hereto.

(l) Actuarial Opinion, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on November 25, 2003 (File Nos. 333-108433 and 811-09933).

(m)(1) Sample   Calculations,  incorporated  by  reference  to   Registrant's
       Pre-Effective Amendment No. 1 filed on November 25, 2003 (File Nos. 333-108433 and 811-09933).

(m)(2) Sample Calculations, incorporated  by  reference  to   Registrant's
       Post-Effective Amendment No. 8 filed on April 27, 2007 (File Nos. 333-108433 and 811-09933).

(n) Consent of Independent Registered Public Accounting Firm, attached hereto.

(o) Not applicable.

(p) Not applicable.

(q) (1) Redeemability Exemption, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on November 25, 2003 (File Nos. 333-108433 and 811-09933).

(q) (2) Redeemability Exemption, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on April 28, 2006 (File Nos. 333-108433 and 811-09933).

Item 27. Directors and Officers of the Depositor

Name and Principal Business Address                    Positions and Offices with Depositor

Richard D. Ash                                         Vice President
1 Corporate Way
Lansing, MI 48951

John B. Banez                                          Vice President
1 Corporate Way
Lansing, MI 48951

James P. Binder                                        Senior Vice President & Treasurer
1 Corporate Way
Lansing, MI 48951

John H. Brown                                          Vice President
1 Corporate Way
Lansing, MI 48951

Joseph Mark Clark                                      Vice President
1 Corporate Way
Lansing, MI 48951

Marianne Clone                                         Vice President
1 Corporate Way
Lansing, MI 48951

James B. Croom                                         Vice President & Deputy General Counsel
1 Corporate Way
Lansing, MI 48951

Lisa C. Drake                                          Senior Vice President & Chief Actuary
1 Corporate Way
Lansing, MI 48951

Phillip Brian Eaves                                    Vice President
1 Corporate Way
Lansing, MI 48951

Robert A. Fritts                                       Senior Vice President & Controller
1 Corporate Way
Lansing, MI 48951

James D. Garrison                                      Vice President
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley                                       Vice President & Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Cliff S. Hale, M.D.                                    Vice President
1 Corporate Way
Lansing, MI 48951

Andrew B. Hopping                                      Executive Vice President, Chief Financial Officer
1 Corporate Way                                        & Director
Lansing, MI 48951

Stephen A. Hrapkiewicz, Jr.                            Senior Vice President
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                                       Executive Vice President & Chief Distribution Officer
7601 Technology Way
Denver, CO 80237

Everett W. Kunzelman                                   Vice President
1 Corporate Way
Lansing, MI 48951

Lynn W. Lopes                                          Vice President
1 Corporate Way
Lansing, MI 48951

Clark P. Manning, Jr.                                  President & Chief Executive Officer & Director
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer                                        Senior Vice President, General Counsel & Secretary
1 Corporate Way
Lansing, MI 48951

Dean M. Miller                                         Vice President
1 Corporate Way
Lansing, MI 48951

Keith R. Moore                                         Vice President
1 Corporate Way
Lansing, MI 48951

Jacky Morin                                            Vice President
1 Corporate Way
Lansing, MI 48951

P. Chad Myers                                          Senior Vice President
1 Corporate Way
Lansing, MI 48951

J. George Napoles                                      Executive Vice President & Chief Administration
1 Corporate Way                                        Officer
Lansing, MI 48951

Mark D. Nerud                                          Vice President
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

Russell E. Peck                                        Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Prieskorn                                     Vice President
1 Corporate Way
Lansing, Michigan 48951

James B. Quinn                                         Vice President
1 Corporate Way
Lansing, MI 48951

William R. Schulz                                      Vice President
1 Corporate Way
Lansing, MI 48951

Kathleen M. Smith                                      Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang                                      Vice President
1 Corporate Way
Lansing, MI 48951

James R. Sopha                                         Executive Vice President & Director
1 Corporate Way
Lansing, MI 48951

Eamon J. Twomey                                        Vice President
1 Corporate Way
Lansing, MI 48951

Robert M. Tucker, Jr.                                  Vice President
1 Corporate Way
Lansing, MI 48951

Michael A. Wells                                       Chief Operating Officer & Director
401 Wilshire Boulevard
Suite 1200
Santa Monica, CA 90401

Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant


Company                         State of Organization        Control/Ownership            Business Principal

Alcona Funding LLC           Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Berrien Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Brooke GP                    Delaware                   99% Brooke (Holdco 1)      Holding Company
                                                        Inc.                       Activities

                                                        1% Brooke (Holdco 2)
                                                        Inc.

Brooke LLC                   Delaware                   77% Prudential (US         Holding Company
                                                        Holdco 2) Limited          Activities

                                                        23% Brooke (Jersey)
                                                        Limited

Brooke (Holdco 1) Inc.       Delaware                   100% Prudential (US        Holding Company
                                                        Holdco 3) BV               Activities

Brooke (Holdco 2) Inc.       Delaware                   100% Brooke (Holdco 1)     Holding Company
                                                        Inc.                       Activities

Brooke Holdings LLC          Delaware                   100% Nicole Finance        Holding Company
                                                        Inc.                       Activities

Brooke Holdings (UK)         United Kingdom             100% Brooke GP             Holding Company
Limited                                                                            Activities

Brooke Investment, Inc.      Delaware                   100% Brooke Holdings       Investment Related
                                                        LLC                        Company

Brooke Life Insurance        Michigan                   100% Brooke Holdings       Life Insurance
Company                                                 LLC

Brooke (Jersey) Limited      United Kingdom             100% Prudential (US        Holding Company
                                                        Holdco 2) Limited          Activities

Calhoun Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Crescent Telephone           Delaware                   100% Jackson National      Telecommunications
                                                        Life Insurance Company

Curian Capital, LLC          Michigan                   100% Jackson National      Registered Investment
                                                        Life Insurance Company     Advisor

Curian Clearing LLC          Michigan                   100% Jackson National      Broker/Dealer
(formerly, BH Clearing                                  Life Insurance Company
LLC)

Equestrian Pointe            Illinois                   100% Jackson National      Real Estate
Investors, L.L.C.                                       Life Insurance Company

GCI Holding Corporation      Delaware                   75.8% Jackson National     Holding Company
                                                        Life Insurance Company     Activities

Hermitage Management, LLC    Michigan                   100% Jackson National      Advertising Agency
                                                        Life Insurance Company

Holborn Delaware LLC         Delaware                   100% Prudential Four       Holding Company
                                                        Limited                    Activities

IFC Holdings, Inc.           Delaware                   100% National Planning     Broker/Dealer and
d/b/a INVEST Financial                                  Holdings Inc.              Investment Adviser
Corporation

Investment Centers of        North Dakota               100% IFC Holdings, Inc.    Broker/Dealer and
America, Inc.                                                                      Investment Adviser

JNL Investors Series Trust   Massachusetts              100% Jackson National      Investment Company
                                                        Life Insurance Company

Jackson National Asset       Michigan                   100% Jackson National      Investment Adviser and
Management, LLC                                         Life Insurance Company     Transfer Agent

Jackson National Life        Bermuda                    100% Jackson National      Life Insurance
(Bermuda) Ltd.                                          Life Insurance Company

Jackson National Life        Delaware                   100% Jackson National      Advertising/Marketing
Distributors LLC                                        Life Insurance Company     Corporation and
                                                                                   Broker/Dealer

Jackson National Life        New York                   100% Jackson National      Life Insurance
Insurance Company                                       Life Insurance Company
of New York

JNLI LLC                     Delaware                   100% Jackson National      Tuscany Notes
                                                        Life Insurance Company

JNL Series Trust             Massachusetts              Common Law Trust with      Investment Company
                                                        contractual association
                                                        with Jackson National
                                                        Life Insurance Company
                                                        of New York

JNL Southeast Agency LLC     Michigan                   100% Jackson National      Insurance Agency
                                                        Life Insurance Company

JNL Variable Fund LLC        Delaware                   100% Jackson National      Investment Company
                                                        Separate Account - I

JNLNY Variable Fund I LLC    Delaware                   100% JNLNY Separate        Investment Company
                                                        Account I

Meadows NRH Associates,      Texas                      100% Meadows NRH, Inc.     Real Estate
L.P.

Meadows NRH, Inc.            Texas                      100% Jackson National      Real Estate
                                                        Life Insurance Company

National Planning            Delaware                   100% National Planning     Broker/Dealer and
Corporation                                             Holdings, Inc.             Investment Adviser

National Planning            Delaware                   100% Brooke Holdings       Holding Company
Holdings, Inc.                                          LLC                        Activities

Nicole Finance Inc.          Delaware                   100% Brooke GP             Holding Company
                                                                                   Activities

PGDS (US One) LLC            Delaware                   100% Jackson National      Holding Company
                                                        Life Insurance Company     Activities


PGDS (US Two) LLC            Delaware                   100% PGDS (US One) LLC     Holding Company
                                                                                   Activities

Piedmont Funding LLC         Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

PPM Holdings, Inc.           Delaware                   100% Brooke Holdings       Holding Company
                                                        LLC                        Activities

Prudential plc               United Kingdom             Publicly Traded            Financial Institution

Prudential Corporation       United Kingdom             100% Prudential Holdings   Holding Company
Holdings, Limited                                       Limited                    Activities

Prudential Holdings          Scotland                   100% Prudential plc        Holding Company
Limited                                                                            Activities

Prudential One Limited       United Kingdom             100% Prudential            Holding Company
                                                        Corporations Holdings,     Activities
                                                        Limited

Prudential Two Limited       United Kingdom             100% Prudential One        Holding Company
                                                        Limited                    Activities

Prudential Three Limited     United Kingdom             100% Prudential One        Holding Company
                                                        Limited                    Activities

Prudential Four Limited      United Kingdom             80% Prudential One         Holding Company
                                                        Limited, 10% Prudential    Activities
                                                        Two Limited, 10%
                                                        Prudential Three Limited

Prudential (US Holdco 1) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 1) Limited          Activities

Prudential (US Holdco 2) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 1) BV               Activities

Prudential (US Holdco 3) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 2) BV               Activities

Prudential (US Holdco 1)     United Kingdom             100% Brooke LLC            Holding Company
Limited                                                                            Activities

Prudential (US Holdco 2)     Gibraltar                  100% Holborn Delaware      Holding Company
Limited                                                 LLC                        Activities

SII Investments, Inc.        Wisconsin                  100% National Planning     Broker/Dealer and
                                                        Holdings, Inc.             Investment Adviser

Item 29. Indemnification

         Provision is made in the Company's Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriters

(a) Jackson National Life Distributors LLC acts as general distributor for the Jackson National Separate Account IV. Jackson National Life Distributors LLC also acts as general distributor for Jackson National Separate Account I, Jackson National Separate Account III, Jackson National Separate Account V, JNLNY Separate Account I, JNLNY Separate Account II, JNLNY Separate Account IV and JNL Series Trust.

(b)

(1) Name and Principal Business Address                (2) Positions and Offices with Depositor
Michael A. Wells                                        Director
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping                                       Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                                        Director, President and Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Nikhil Advani                                           Vice President
7601 Technology Way
Denver, CO 80237

Stephen M. Ash                                          Vice President
7601 Technology Way
Denver, CO 80237

Pamela Aurbach                                          Vice President
7601 Technology Way
Denver, CO 80237

Janice Blanchard                                        Vice President
7601 Technology Way
Denver, CO 80237

James Bossert                                           Senior Vice President
7601 Technology Way
Denver, CO 80237

William Britt                                           Vice President
7601 Technology Way
Denver, CO 80237

Tori Bullen                                             Senior Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Greg Cicotte                                            Executive Vice President
7601 Technology Way
Denver, CO 80237

Maura Collins                                           Vice President
7601 Technology Way
Denver, CO 80237

Robert DiNardo                                          Vice President
7601 Technology Way
Denver, CO 80237

Paul Fitzgerald                                         Divisional Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley                                        Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez                                              Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant                                             Vice President
7601 Technology Way
Denver, CO 80237

Bonnie Howe                                             Vice President and Deputy General Counsel
7601 Technology Way
Denver, CO 80237

Thomas Hurley                                           Senior Vice President
7601 Technology Way
Denver, CO 80237

Steve Johnson                                           Regional Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones                                              Vice President
7601 Technology Way
Denver, CO 80237

Steve Kluever                                           Senior Vice President
7601 Technology Way
Denver, CO 80237

Brian Lane                                              Vice President
7601 Technology Way
Denver, CO 80237

James Livingston                                        Executive Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli                                           Vice President
7601 Technology Way
Denver, CO 80237

James McCorkle                                          Vice President
7601 Technology Way
Denver, CO 80237

Brooke Meyer                                            Vice President
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer                                         Director and Secretary
1 Corporate Way
Lansing, MI 48951

Megan Meyers                                            Regional Vice President
7601 Technology Way
Denver, CO 80237

Jack Mishler                                            Senior Vice President
7601 Technology Way
Denver, CO 80237

Kenneth Naes                                            Vice President
7601 Technology Way
Denver, CO 80237

Steve Papa                                              Regional Vice President
7601 Technology Way
Denver, CO 80237

Peter Radloff                                           Vice President
7601 Technology Way
Denver, CO 80237

Justin Rafferty                                         Vice President
7601 Technology Way
Denver, CO 80237

Gregory B. Salsbury                                     Executive Vice President
7601 Technology Way
Denver, CO 80237

Marilyn Scherer                                         Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield                                      Vice President
7601 Technology Way
Denver, CO 80237

Jennifer Seamount                                       Vice President
7601 Technology Way
Denver, CO 80237

David Sprague                                           Divisional Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky                                     Senior Vice President
7601 Technology Way
Denver, CO 80237

Doug Townsend                                           Vice President and Controller and FinOp
7601 Technology Way
Denver, CO 80237

C. Ray Trueblood                                        Vice President
7601 Technology Way
Denver, CO 80237

Daniel Wright                                           Vice President and Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright                                             Vice President
7601 Technology Way
Denver, CO 80237

(c)


                        Compensation on Events Occasioning
Name of Principal       the Deduction of a Deferred Sales       Brokerage           Other
Underwriter             Load                                    Commissions         Compensation
----------------------- -------------------------------------- ------------------- -------------------------

Jackson National Life   Not Applicable                         Not Applicable      Not Applicable
Distributors LLC

Item 31. Location of Accounts and Records

         Jackson National Life Insurance Company
         1 Corporate Way
         Lansing, Michigan 48951

         Jackson National Life Insurance Company
         Institutional Marketing Group Service Center
         1 Corporate Way
         Lansing, Michigan 48951

         Jackson National Life Insurance Company
         7601 Technology Way
         Denver, Colorado 80237

         Jackson National Life Insurance Company
         225 West Wacker Drive, Suite 1200
         Chicago, IL  60606

Item 32. Management Services

Not Applicable

Item 33. Fee Representation

Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf, by the undersigned, duly authorized, in the City of Lansing, and State of Michigan, on this 30th day of November, 2007.

Jackson National Separate Account IV (Registrant)

By: Jackson National Life Insurance Company

By: THOMAS J. MEYER
    ------------------------------
    Thomas J. Meyer
    Senior Vice President, Secretary
    and General Counsel

Jackson National Life Insurance Company (Depositor)

By: THOMAS J. MEYER
    ------------------------------
    Thomas J. Meyer
    Senior Vice President, Secretary
    and General Counsel

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

CLARK P. MANNING*                                     November 30, 2007
---------------------                                 ------------------------
Clark P. Manning
Chief Executive Officer and Director

MICHAEL A. WELLS*                                     November 30, 2007
---------------------                                 ------------------------
Michael A. Wells
Director

ANDREW B. HOPPING*                                    November 30, 2007
----------------------                                ------------------------
Andrew B. Hopping
Executive Vice President - Chief Financial
Officer and Director

ROBERT A. FRITTS*                                     November 30, 2007
---------------------                                 ------------------------
Robert A. Fritts
Vice President and Controller - Financial
Operations


* By Thomas J. Meyer
Senior Vice President, Secretary,
General Counsel and Attorney-in-Fact

                                POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY (the Depositor), a Michigan corporation, hereby appoint Clark P. Manning, Jr., Andrew
B. Hopping, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee, and Anthony L. Dowling (each with power to act without the others) his attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns JNL Separate Account - I (033-82080, 333-70472, 333-73850, 333-118368, 333-119656, 333-132128
and 333-136472), JNL Separate Account III (333-41153), JNL Separate Account IV (333-108433 and 333-118131), and JNL Separate Account V (333-70697), as well as any future separate accounts the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

         IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney as of the 2nd day of January, 2007.

CLARK P. MANNING, JR.
--------------------------------------
Clark P. Manning, Jr., President, Chief
Executive Officer and Director

MICHAEL A. WELLS
--------------------------------------
Michael A. Wells, Chief Operating Officer and Director

ANDREW B. HOPPING
--------------------------------------
Andrew B. Hopping, Executive Vice President,
Chief Financial Officer and Director

ROBERT A. FRITTS
--------------------------------------
Robert A. Fritts, Senior Vice President and
Controller

JAMES R. SOPHA
--------------------------------------
James R. Sopha, Executive Vice President, and Director

                                  EXHIBIT LIST

Exhibit
No.       Description

k.        Opinion and Consent of Counsel, attached hereto as EX-k.

n. Consent of Independent Registered Public Accounting Firm, attached hereto as EX-n.